Shareholder Report, Line Graph (Details) 193957_Innovator Equity Defined Protection ETF - 2 Yr to July 2025_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jul. 17, 2023	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
Account Value [Line Items]
Line Graph and Table Measure Name				Innovator Equity Defined Protection ETF - 2 Yr to July 2027 NAV
Accumulated Value	$ 11,051	$ 9,763	$ 10,000	$ 11,841
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	12,852	9,312	10,000	$ 15,609
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500
Accumulated Value	$ 12,615	$ 9,273	$ 10,000	$ 15,124